Segment and Geographical Information - Summary of Group's Operations based on reportable segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 491,125	$ 522,701
Revenue and other operating income	68,223	65,653
General and administrative expense	40,471	40,401
Business acquisition, integration and reorganization costs	3,384	18,079
Foreign exchange gain (loss)	102	159
Operating Income Before Depreciation And Amortization	24,266	7,014
Depreciation and amortisation expense	29,008	34,033
Profit (loss) from operating activities	(4,742)	(27,019)
CANADA
Disclosure of operating segments [line items]
Revenues	277,544	312,349
Revenue and other operating income	32,913	35,964
US
Disclosure of operating segments [line items]
Revenues	192,493	189,883
Revenue and other operating income	32,830	26,736
International
Disclosure of operating segments [line items]
Revenues	21,088	20,469
Revenue and other operating income	$ 2,480	$ 2,953